Short-Term Borrowings and Long-Term Debt (Interest Rates and Maturities of Senior Borrowings and Bonds, and Subordinated Borrowings and Bonds) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Debt Instrument [Line Items]
Borrowings and bonds		¥ 14,640,984	¥ 12,353,283
Senior borrowings and bonds
Debt Instrument [Line Items]
Borrowings and bonds		11,245,475	8,600,493
Senior borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Borrowings and bonds		2,819,085	1,032,194
Senior borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Borrowings and bonds		3,692,271	3,581,901
Senior borrowings and bonds | Fixed Rate | Denominated in other currencies
Debt Instrument [Line Items]
Borrowings and bonds		1,948,714	1,223,991
Senior borrowings and bonds | Floating Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Borrowings and bonds		569,173	582,430
Senior borrowings and bonds | Floating Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Borrowings and bonds		2,058,714	2,001,616
Senior borrowings and bonds | Floating Rate | Denominated in other currencies
Debt Instrument [Line Items]
Borrowings and bonds		157,518	178,361
Subordinated borrowings and bonds
Debt Instrument [Line Items]
Borrowings and bonds		3,395,509	3,752,790
Subordinated borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Borrowings and bonds		2,961,504	3,171,343
Subordinated borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Borrowings and bonds		¥ 434,005	¥ 581,447
Minimum [Member] | Senior borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	[1]	0.00%
Maturities, Start	[2]	2023-04
Minimum [Member] | Senior borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	[1]	0.00%
Maturities, Start	[2]	2023-04
Minimum [Member] | Senior borrowings and bonds | Fixed Rate | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	[1]	0.00%
Maturities, Start	[2]	2023-04
Minimum [Member] | Senior borrowings and bonds | Floating Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	[1]	0.00%
Maturities, Start	[2]	2023-04
Minimum [Member] | Senior borrowings and bonds | Floating Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	[1]	0.00%
Maturities, Start	[2]	2023-04
Minimum [Member] | Senior borrowings and bonds | Floating Rate | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	[1]	0.10%
Maturities, Start	[2]	2023-04
Minimum [Member] | Subordinated borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	[1]	0.39%
Maturities, Start	[2]	2023-06
Minimum [Member] | Subordinated borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	[1]	2.56%
Maturities, Start	[2]	2024-03
Maximum [Member] | Senior borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	[1]	6.20%
Maturities, End	[2]	2051-06
Maximum [Member] | Senior borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	[1]	5.75%
Maturities, End	[2]	2048-03
Maximum [Member] | Senior borrowings and bonds | Fixed Rate | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	[1]	5.92%
Maturities, End	[2]	2041-05
Maximum [Member] | Senior borrowings and bonds | Floating Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	[1]	25.00%
Maturities, End	[2]	2081-09
Maximum [Member] | Senior borrowings and bonds | Floating Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	[1]	32.80%
Maturities, End	[2]	2068-02
Maximum [Member] | Senior borrowings and bonds | Floating Rate | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	[1]	12.00%
Maturities, End	[2]	2041-09
Maximum [Member] | Subordinated borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	[1]	4.26%
Maximum [Member] | Subordinated borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	[1]	4.70%
Maturities, End	[2]	2031-09

[1]	The interest rates disclosed reflect the range of contractual rates in effect at March 31, 2023.
[2]	Maturity information disclosed is the range of maturities at March 31, 2023.